Game operation cost (Tables)	6 Months Ended
Jun. 30, 2022
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(3,135)	(1,247)	(1,609)	(711)
Technical support services	(3,462)	(2,548)	(1,701)	(855)
	(6,597)	(3,795)	(3,310)	(1,566)